Condensed Statement of Changes Shareholder's Deficit (Parenthetical) - Subsequent Event [Member]	May 12, 2026 shares
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction	6,160,714
Aggregate of shares issued	6,160,715